Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Warrants [Member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Loss Income [Member]	Total
Balance - January 1, 2021 at Dec. 31, 2020	$ 235,008	$ 12,402	$ 89,505	$ (322,659)	$ (1,045)	$ 13,211
Balance, shares at Dec. 31, 2020	62,678,613
IfrsStatementLineItems [Line Items]
Net loss (as restated note 1)				(1,458)		(1,458)
Foreign currency translation adjustments					547	547
Actuarial gain on defined benefit plans				882		882
Comprehensive loss				(576)	547	(29)
Share-based compensation costs			13			13
Issuance of common shares, net of transaction costs	$ 29,082	1,897				30,979
Issuance of common shares, net of transaction costs, shares	23,586,207
Exercise of warrants	$ 29,691	(9,704)				19,987
Exercise of warrants, shares	34,888,965
Balance – March 31, 2021 at Mar. 31, 2021	$ 293,781	4,595	89,518	(323,235)	(498)	64,161
Balance, shares at Mar. 31, 2021	121,153,785
Balance - January 1, 2021 at Dec. 31, 2021	$ 293,410	5,085	89,788	(334,619)	(678)	52,986
Balance, shares at Dec. 31, 2021	121,397,007
IfrsStatementLineItems [Line Items]
Net loss (as restated note 1)				(2,640)		(2,640)
Foreign currency translation adjustments					37	37
Actuarial gain on defined benefit plans				2,749		2,749
Comprehensive loss				109	37	146
Share-based compensation costs			27			27
Balance – March 31, 2021 at Mar. 31, 2022	$ 293,410	$ 5,085	$ 89,815	$ (334,510)	$ (641)	$ 53,159
Balance, shares at Mar. 31, 2022	121,397,007